Future minimum rental income under operating leases (schedule of minimum future rents on non-cancelable operating leases) (Details) - Operating Lease [Member] $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 934
2020	572
2021	146
2022	26
2023	0
Total	$ 1,678